Subsequent Event	3 Months Ended
Mar. 31, 2014
Subsequent Event [Abstract]
Subsequent Event

Note 17 – Subsequent Event

In May 2014, the Company voluntarily paid off the remaining $55 million of the outstanding term loan that was drawn in August 2013 to partially fund the dividend from Murphy Oil USA, Inc. to Murphy Oil.  This term loan was not due until August 2016, however the Company chose to utilize available cash resources to pay off this debt early.  Remaining deferred debt costs related to this term loan of $1.9 million will be expensed in the second quarter.